Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
(7) Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2017		December 31, 2016
	RMB	US$	RMB
Buildings	68,319	10,500	68,319
Plant and equipment	803,710	123,528	799,067
Computer equipment	3,075	473	2,484
Furniture and fixtures	13,815	2,123	14,668
Motor vehicles	1,936	298	2,094
	890,855	136,922	886,632
Less: accumulated depreciation	(512,578)	(78,781)	(468,759)
Impairment of plant and equipment	(7,219)	(1,110)	(7,219)
	371,058	57,031	410,654

All of the Group’s buildings are located in the PRC. As of December 31, 2017 and 2016, property, plant plus land use rights with carrying value totaling RMB54,598 (US$8,391) and RMB57,144 respectively were pledged to banks as collateral for credit limits and loans(see Note 12).

As of December 31, 2017, the mortgaged floor area of facilities and land use right to the bank is 46,196 square meters and 74,251 square meters, respectively.